Stockholders' Equity (Deficit) - Public and Private Warrants (Q3) (Details) - $ / shares	Sep. 30, 2024	Jan. 12, 2024	Dec. 31, 2023	Nov. 09, 2023	Nov. 08, 2023
Class of Warrant or Right [Line Items]
Number of warrants outstanding (in shares)					122,572
Exercise price (in dollars per share)		$ 13.44		$ 28
Common Class A
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 8,050		$ 8,050
Public Warrant
Class of Warrant or Right [Line Items]
Number of warrants outstanding (in shares)	12,322		12,322
Private Placement Warrant
Class of Warrant or Right [Line Items]
Number of warrants outstanding (in shares)	16,104		16,104